January 30, 2009

Securities and Exchange Commission Office of Filings and Information Services 100 F. Street, NE Washington, D.C. 20549 Re: Strategic Funds, Inc. File No. 811-3940; 2-88816 Dear Sir/Madam:

     Transmitted for filing is the Form N-CSR for the above-referenced Registrant for the annual period ended November 30, 2008.

     Please note, this N-CSR relates only to International Stock Fund, Global Stock Fund, and Dreyfus U.S. Equity Fund series of the Registrant and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements. Separate N-CSR Forms will be filed for these series, as appropriate.

     Please direct any questions or comments to the attention of the undersigned at 212-922-6817.

Very truly yours, /s/ Yaroslava Kouskovskaya Yaroslava Kouskovskaya

Enclosures